Financial assets and other receivables - Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets and other receivables
Cash and cash equivalents	$ 132,973	$ 136,470	$ 317,935
Restricted cash and cash equivalents presented as Cash	298	1,179
Total	$ 133,271	$ 137,649	$ 322,943	$ 116,663